Restricted net assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted net assets
Appropriations	¥ 13,450	¥ 21,933	¥ 16,484
Accumulated reserves	170,008	¥ 156,577	¥ 134,624
Net assets not available for dividends	¥ 3,418,438